Financial risk management (Details 12) - Reasonably Possible Scenario [Member] $ in Millions	Dec. 31, 2024 USD ($)
Derivatives [member]
IfrsStatementLineItems [Line Items]
Risk exposure associated with instruments	$ (150)
Derivatives Not Designated For Hedge Accounting [Member] | Crudeoil And Oil Products Price Changes [Member] | Futures contract [member]
IfrsStatementLineItems [Line Items]
Risk exposure associated with instruments	(148)
Derivatives Not Designated For Hedge Accounting [Member] | Foreign Currency Depreciation [Member] | Forward contract [member]
IfrsStatementLineItems [Line Items]
Risk exposure associated with instruments	$ (2)